Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Income [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2013	$ 26,552				$ 26,552
Net loss	(2,461)				$ (2,461)
Proceeds from issuance of common stock	37,399		$ 39	$ 37,360
Proceeds from issuance of common stock, shares			3,893,440
Employee Stock Ownership Plan allocation to participants	$ 136			$ 23		$ 113
Employee Stock Ownership Plan allocation to participants, Shares	0	0	0	0	0	0	0
Issuance of common stock for Employee Stock Ownership Plan			$ 3	$ 3,383		$ (3,386)
Ending Balance at Dec. 31, 2014	$ 61,626		$ 42	40,766	$ 24,091	(3,273)
Ending Balance, Shares at Dec. 31, 2014			4,232,000
Issuance of common stock for Employee Stock Ownership Plan, shares	327,275		338,560
Net loss	$ (2,231)				(2,231)
Dividends paid on preferred stock	(14)				$ (14)
Preferred stock exchanged	5,700	$ 5,700
Preferred stock exchanged, Shares		5,700
Preferred stock redeemed	(5,700)	$ (5,700)
Preferred stock redeemed, Shares		(5,700)
Proceeds from issuance of common stock	11,359		$ 9	11,350
Proceeds from issuance of common stock, shares			875,000
Issuance of common stock under share-based awards plan and Stock-based compensation expense	591		$ 2	589
Issuance of common stock under share-based awards plan and Stock-based compensation expense, Shares			152,321
Employee Stock Ownership Plan allocation to participants	$ 171			$ 58		$ 113
Employee Stock Ownership Plan allocation to participants, Shares	0	0	0	0	0	0	0
Net change in unrealized loss on Securities available for sale, net of taxes	$ (108)						$ (108)
Ending Balance at Dec. 31, 2015	$ 71,394		$ 53	$ 52,763	$ 21,846	$ (3,160)	$ (108)
Ending Balance, Shares at Dec. 31, 2015			5,259,321
Issuance of common stock for Employee Stock Ownership Plan, shares	315,989